Reinsurance Reinsurance - Schedule of Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	$ 3,260.1	$ 3,323.2
John Hancock
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	2,106.0	1,992.7
Sun Life
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	579.9	737.6
Talcott Resolution
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	509.1	523.5
Other reinsurers
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	$ 65.1	$ 69.4